                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         SUPPLEMENT DATED MAY 1, 2006 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2005
                        (AS SUPPLEMENTED MARCH 31, 2006)

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  This information supplements the Statement of Additional Information of First
 American Investment Funds, Inc. dated December 30, 2005, as supplemented March 31, 2006 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

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The table on page 76 of the "Portfolio Managers" section of the SAI is amended by adding the following:


                                                                                                         AMOUNT
                                                                                                     SUBJECT TO
                                                                   NUMBER OF                       PERFORMANCE-
PORTFOLIO MANAGER           TYPE OF ACCOUNT MANAGED                 ACCOUNTS            ASSETS        BASED FEE
------------------          -----------------------                 --------           -------        ---------
James A. Diedrich*          Registered Investment Company                  2      $2.7 billion                0
                            Other Pooled Investment Vehicles               0                 0                0
                            Other Accounts                                22    $602.9 million                0

Troy L. Huff**              Registered Investment Company                  1    $928.8 million                0
                            Other Pooled Investment Vehicles               0                 0                0
                            Other Accounts                                 9     $20.0 million                0

Scott M. Mullinix**         Registered Investment Company                  2      $1.4 billion                0
                            Other Pooled Investment Vehicles               0                 0                0
                            Other Accounts                                31    $609.7 million                0



      * The information provided is as of February 15, 2006.
     ** The information provided is as of April 24, 2006.


      The table on page 80 of the "Ownership" section of the SAI is amended by adding the information listed below. For purposes of this table, the following letters indicate the range listed next to each letter:

     A - $0

     B - $1 - $10,000

     C - $10,001 - $50,000

     D - $50,001 - $100,000

     E - $100,001 - $500,000

     F - $500,001 - $1,000,000

     G - More than $1 million

                                                                        OWNERSHIP IN       OWNERSHIP IN
  PORTFOLIO MANAGER        FUND                                             FUND           FUND COMPLEX
  -----------------        -----                                        ------------       ------------
  James A. Diedrich*       Large Cap Growth Opportunities Fund                A                   A
                           Mid Cap Growth Opportunities Fund                  A                   A

  Troy L. Huff**           Small Cap Select Fund                              B                   C

  Scott M. Mullinix**      Large Cap Growth Opportunities Fund                A                   A
                           Mid Cap Growth Opportunities Fund                  A                   A

      * The information provided is as of February 15, 2006.
     ** The information provided is as of April 24, 2006.

                                                                    FAIF-SAI-STK